Segments - Business Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 5,590	[1]	$ 5,507	[1]	$ 5,103	[1]
Depreciation and amortization	513		524		554
Restructuring charges	84		84		61
Stock-based compensation expense	33		26		18
Operating income/(loss)	964		798		731
Total assets	14,583		14,472
Capital expenditures	358		367		334
Buy [Member]
Segment Reporting Information [Line Items]
Revenues	3,420		3,409		3,108
Depreciation and amortization	208		198		202
Restructuring charges	60		57		27
Stock-based compensation expense	10		8		7
Operating income/(loss)	409		432		414
Total assets	6,885		6,782
Capital expenditures	171		178		156
Watch [Member]
Segment Reporting Information [Line Items]
Revenues	1,987		1,919		1,827
Depreciation and amortization	274		294		313
Restructuring charges	18		15		15
Stock-based compensation expense	7		5		3
Operating income/(loss)	547		464		368
Total assets	6,706		6,560
Capital expenditures	179		182		164
Expositions [Member]
Segment Reporting Information [Line Items]
Revenues	183		179		168
Depreciation and amortization	23		25		27
Restructuring charges	(1)		2		2
Stock-based compensation expense
Operating income/(loss)	72		60		49
Total assets	758		794
Capital expenditures	5		7		6
Corporate and eliminations [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	8		7		12
Restructuring charges	7		10		17
Stock-based compensation expense	16		13		8
Operating income/(loss)	(64)		(158)		(100)
Total assets	234	[2]	336	[2]
Capital expenditures	$ 3				$ 8

[1]	Revenues are attributed to geographic areas based on the location of customers.
[2]	Includes deferred financing costs of $60 million and $68 million as of December 31, 2012 and 2011, respectively.